Commitments and Contingencies (Details) $ / shares in Units, ₪ in Thousands, $ in Thousands	Mar. 04, 2025 $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 ILS (₪)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 ILS (₪)
Commitments and Contingencies [Line Items]
Percentage of ordinary shares				31.86%	31.86%
Amount of shares converted (in Dollars) | $				$ 2,348
Pure Capital [Member]
Commitments and Contingencies [Line Items]
Percentage of share capital issued and outstanding		4.76%	4.76%
Percentage of remaining share capital issued and outstanding		95.24%	95.24%
Ordinary shares [member]
Commitments and Contingencies [Line Items]
Purchase price		$ 0.0925
American Depositary Share [Member]
Commitments and Contingencies [Line Items]
Purchase price		$ 3.7
Subsequent Events [Member] | Ordinary shares [member]
Commitments and Contingencies [Line Items]
Updated purchase price	$ 0.13125
Previous proposed purchase price	0.0925
Subsequent Events [Member] | American Depositary Share [Member]
Commitments and Contingencies [Line Items]
Updated purchase price	5.25
Previous proposed purchase price	$ 3.7
Plaintiffs [Member]
Commitments and Contingencies [Line Items]
Amount due from company (in New Shekels) | ₪					₪ 8,602
Breach of agreements		$ 600	₪ 2,259		₪ 8,602